Financial risk management - D.2.1. Debt denominated in US Dollars and other currencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 5,691	$ 5,972
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 5,691	5,972
Reasonably possible change in risk variable, percent	10.00%
Reasonably possible increase (decrease) in risk variable, impact on profit before tax	$ 45	17
Debt denominated in US dollars | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	3,384	3,535
Total debt denominated in other currencies | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	2,307	2,437
Colombia | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	614	531
Tanzania | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	40	14
Bolivia | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	337	350
Paraguay | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	180	206
El Salvador | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	118	268
Panama | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	869	918
Luxembourg (COP denominated) | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	41	43
Costa Rica | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 107	$ 107